Vessel Operating and Voyage Expenses (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2018
Vessel Operating Expenses [Abstract]
Crew & crew related costs	$ 239,610	$ 3,753,578	$ 1,396,477	$ 983,985
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	124,354	2,314,260	868,915	415,306
Lubricants	19,750	429,967	153,969	95,835
Insurances	31,869	507,885	189,781	133,090
Tonnage taxes	8,583	131,674	50,553	40,345
Other	8,378	310,075	143,296	59,209
Total vessel operating expenses	432,544	7,447,439	2,802,991	1,727,770
Voyage Expenses [Abstract]
Brokerage commissions	14,375	188,307	87,179	90,194
Port & other expenses	5,181	173,645	46,100	57,042
(Gain)/loss on bunkers	0	222,753	127,900	(109,863)
Total voyage expenses	$ 19,556	$ 584,705	$ 261,179	$ 37,373